SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 98.89%
Argentina — 0.87%
17,500	MercadoLibre, Inc.*	$23,597,000

Austria — 1.55%
1,694,563	Mondi Plc	42,169,174

Brazil — 3.37%
19,161,883	B3 SA - Brasil Bolsa Balcao	38,323,766
4,670,406	Banco Bradesco SA	13,575,201
9,088,130	Raia Drogasil SA	39,648,395
		91,547,362
Chile — 4.42%
5,227,644	Antofagasta Plc	95,076,210
7,726,670	Falabella SA	25,202,366
		120,278,576
China — 21.12%
501,400	Alibaba Group Holding Ltd., ADR*	59,561,306
728,582	Alibaba Group Holding Ltd.*	10,706,937
13,088,433	China Resources Land Ltd.	55,149,415
2,094,456	LONGi Green Energy Technology Co. Ltd., Class A	28,338,186
6,553,878	NARI Technology Co. Ltd., Class A	41,210,675
11,082,661	Ping An Insurance Group Co. of China Ltd., Series H	79,862,991
2,534,013	Shenzhen Inovance Technology Co. Ltd., Class A	27,302,736
2,206,675	Sunny Optical Technology Group Co. Ltd.	69,895,492
2,435,368	Tencent Holdings Ltd.	142,106,451
1,207,200	Yum China Holdings, Inc.	60,166,848
		574,301,037
Hong Kong — 5.07%
6,737,190	AIA Group Ltd.	67,997,432
1,194,260	Hong Kong Exchanges & Clearing Ltd.	69,845,081
		137,842,513
India — 15.93%
1,286,046	Dr Reddy’s Laboratories Ltd.	84,743,413
2,938,280	HDFC Bank Ltd.	58,169,816
2,896,805	Housing Development Finance Corp. Ltd.	100,226,862
5,751,794	Mahindra & Mahindra Ltd.	64,536,355
2,504,529	Tata Consultancy Services Ltd.	125,616,030
		433,292,476
Indonesia — 3.19%
89,680,020	Bank Central Asia Tbk PT	45,929,688
358,782,417	Kalbe Farma Tbk PT	40,649,029
		86,578,717

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Korea — 11.59%
538,528	LG Corp.	$36,656,200
55,388	NCSoft Corp.	29,916,640
263,723	Samsung Fire & Marine Insurance Co. Ltd.	44,800,166
1,412,283	Shinhan Financial Group Co. Ltd.	43,638,208
1,459,212	SK Hynix, Inc.	160,269,054
		315,280,268
Mexico — 2.41%
843,700	Fomento Economico Mexicano SAB de CV, ADR	65,563,927

Peru — 0.95%
211,760	Credicorp Ltd.	25,849,543

Philippines — 2.00%
2,938,630	SM Investments Corp.	54,348,293

South Africa — 4.73%
2,945,477	Clicks Group Ltd.	58,356,167
3,753,298	Discovery Ltd.*	33,839,764
235,246	Naspers Ltd., N Shares	36,512,805
		128,708,736
Taiwan — 16.50%
2,391,752	Advantech Co. Ltd.	34,190,796
2,904,785	Delta Electronics, Inc.	28,821,815
27,360,941	E.Sun Financial Holding Co. Ltd.	27,731,854
259,362	Largan Precision Co. Ltd.	23,074,339
1,235,028	MediaTek, Inc.	52,994,469
2,251,721	President Chain Store Corp.	22,233,654
9,049,851	Taiwan Semiconductor Manufacturing Co. Ltd.	200,191,745
24,058,186	Uni-President Enterprises Corp.	59,563,656
		448,802,328
Thailand — 0.87%
5,588,698	Kasikornbank Public Co. Ltd., NVDR	23,662,167

Turkey — 1.34%
31,955,248	Enka Insaat ve Sanayi AS	36,517,298

United Kingdom — 2.98%
1,511,298	Unilever Plc	81,075,814

Total Common Stocks		2,689,415,229
(Cost $2,511,798,321)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 0.91%
24,806,164	U.S. Government Money Market Fund, RBC Institutional Class 1 (a)	$24,806,164
Total Investment Company		24,806,164
(Cost $24,806,164)
Total Investments		$2,714,221,393
(Cost $2,536,604,485) — 99.80%
Other assets in excess of liabilities — 0.20%		5,545,693
NET ASSETS — 100.00%		$2,719,767,086

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
NVDR - Non-Voting Depository Receipt
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	26.60%
Financials	24.76%
Consumer Staples	12.00%
Consumer Discretionary	10.31%
Industrials	7.21%
Communication Services	6.32%
Materials	5.05%
Health Care	4.61%
Real Estate	2.03%
Other*	1.11%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.